CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]
Beginning balance at Dec. 31, 2024	$ 879,261	$ 750	$ 3,199,119	$ (2,237,534)	$ (42,586)	$ (40,488)
Net loss / (income)	(19,472)			(19,472)
Gain (loss) on foreign currency translation, net of tax of $0	4,076					4,076
Shared based compensation	7,624		7,624
Restricted stock units issued		1	(1)
Common shares repurchased	(9,998)				(9,998)
Common shares reissued	394		49		345
Ending balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Beginning balance at Dec. 31, 2025	655,037	764	3,222,985	(2,420,061)	(132,765)	(15,886)
Net loss / (income)	(36,452)			(36,452)
Gain (loss) on foreign currency translation, net of tax of $0	(7,318)					(7,318)
Shared based compensation	9,554		9,554
Restricted stock units issued		2	(2)
Common shares repurchased	(4,834)				(4,834)
Common shares reissued	246			(141)	387
Ending balance at Mar. 31, 2026	$ 616,233	$ 766	$ 3,232,537	$ (2,456,654)	$ (137,212)	$ (23,204)